UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

SOCIAL AWARENESS FUND

FORM N-Q

October 31, 2008

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	October 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 66.4%
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.7%
95,850	Yum! Brands Inc.	$2,780,609

Multiline Retail - 1.0%
37,850	Target Corp.	1,518,542

Specialty Retail - 0.9%
69,950	Lowe’s Cos. Inc.	1,517,915

Textiles, Apparel & Luxury Goods - 1.0%
28,050	V.F. Corp.	1,545,555

	TOTAL CONSUMER DISCRETIONARY	7,362,621

CONSUMER STAPLES - 8.9%
Beverages - 2.3%
64,800	PepsiCo Inc.	3,694,248

Food & Staples Retailing - 2.7%
140,600	CVS Corp.	4,309,390

Food Products - 1.1%
238,450	Darling International Inc. *	1,797,913

Household Products - 2.8%
69,600	Procter & Gamble Co.	4,491,984

	TOTAL CONSUMER STAPLES	14,293,535

ENERGY - 7.6%
Energy Equipment & Services - 2.9%
98,350	FMC Technologies Inc. *	3,441,266
38,209	National-Oilwell Varco Inc. *	1,142,067

	Total Energy Equipment & Services	4,583,333

Oil, Gas & Consumable Fuels - 4.7%
42,400	Apache Corp.	3,490,792
82,231	BP PLC, ADR	4,086,881

	Total Oil, Gas & Consumable Fuels	7,577,673

	TOTAL ENERGY	12,161,006

FINANCIALS - 10.2%
Capital Markets - 1.6%
82,500	Invesco Ltd.	1,230,075
35,860	T. Rowe Price Group Inc.	1,417,904

	Total Capital Markets	2,647,979

Commercial Banks - 6.4%
57,800	Comerica Inc.	1,594,702
119,800	U.S. Bancorp	3,571,238
150,390	Wells Fargo & Co.	5,120,780

	Total Commercial Banks	10,286,720

Insurance - 2.2%
50,200	Arch Capital Group Ltd. *	3,501,450

	TOTAL FINANCIALS	16,436,149

HEALTH CARE - 11.7%
Biotechnology - 5.4%
66,400	BioMarin Pharmaceutical Inc. *	1,216,448
30,850	Celgene Corp. *	1,982,421
30,050	Genentech Inc. *	2,492,347
64,900	Gilead Sciences Inc. *	2,975,665

	Total Biotechnology	8,666,881

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 3.4%
58,850	Covidien Ltd.	$2,606,466
34,350	Inverness Medical Innovations Inc. *	657,803
41,300	Stryker Corp.	2,207,898

	Total Health Care Equipment & Supplies	5,472,167

Health Care Providers & Services - 2.9%
35,910	Aetna Inc.	893,082
39,850	Express Scripts Inc. *	2,415,308
34,150	Pediatrix Medical Group Inc. *	1,319,898

	Total Health Care Providers & Services	4,628,288

	TOTAL HEALTH CARE	18,767,336

INDUSTRIALS - 6.0%
Commercial Services & Supplies - 3.4%
144,800	Covanta Holding Corp. *	3,121,888
98,200	Republic Services Inc.	2,327,340

	Total Commercial Services & Supplies	5,449,228

Electrical Equipment - 1.4%
67,450	Emerson Electric Co.	2,207,638

Machinery - 1.2%
51,700	Deere & Co.	1,993,552

	TOTAL INDUSTRIALS	9,650,418

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.2%
124,050	Cisco Systems Inc. *	2,204,368
68,050	Juniper Networks Inc. *	1,275,257

	Total Communications Equipment	3,479,625

Computers & Peripherals - 1.5%
12,050	Apple Inc. *	1,296,459
81,550	NetApp Inc. *	1,103,372

	Total Computers & Peripherals	2,399,831

Internet Software & Services - 1.0%
4,320	Google Inc., Class A Shares *	1,552,435

IT Services - 2.1%
59,600	Accenture Ltd., Class A Shares	1,969,780
59,330	Lender Processing Services Inc.	1,368,743

	Total IT Services	3,338,523

Semiconductors & Semiconductor Equipment - 1.9%
50,350	Broadcom Corp., Class A Shares *	859,978
69,750	MEMC Electronic Materials Inc. *	1,282,005
50,100	Varian Semiconductor Equipment Associates Inc. *	982,962

	Total Semiconductors & Semiconductor Equipment	3,124,945

Software - 1.5%
55,800	Amdocs Ltd. *	1,258,848
55,250	Microsoft Corp.	1,233,733

	Total Software	2,492,581

	TOTAL INFORMATION TECHNOLOGY	16,387,940

MATERIALS - 3.1%
Chemicals - 2.4%
38,349	Air Products & Chemicals Inc.	2,229,227
19,900	Potash Corporation of Saskatchewan Inc.	1,696,674

	Total Chemicals	3,925,901

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

SHARES	SECURITY	VALUE
Metals & Mining - 0.7%
38,960	Cliffs Natural Resources Inc.	$1,051,531

	TOTAL MATERIALS	4,977,432

TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
43,960	America Movil SAB de CV, Series L Shares, ADR	1,360,122
46,825	American Tower Corp., Class A Shares *	1,512,916

	TOTAL TELECOMMUNICATION SERVICES	2,873,038

UTILITIES - 2.3%
Electric Utilities - 2.3%
32,500	Exelon Corp.	1,762,800
83,200	Northeast Utilities	1,876,992

	TOTAL UTILITIES	3,639,792

	TOTAL COMMON STOCKS (Cost - $115,874,120)	106,549,267

Face Amount
ASSET-BACKED SECURITIES - 0.2%
FINANCIALS - 0.2%
Automobiles - 0.2%
$ 177,999	BMW Vehicle Owner Trust, 5.130% due 9/27/10	177,889
153,138	Harley-Davidson Motorcycle Trust, 3.200% due 5/15/12	151,882

	TOTAL ASSET-BACKED SECURITIES (Cost - $328,413)	329,771

COLLATERALIZED MORTGAGE OBLIGATION - 1.5%
2,405,135	Federal Home Loan Mortgage Corp. (FHLMC), 5.500% due 12/15/18 (a) (Cost - $2,391,142)	2,445,043

CORPORATE BONDS & NOTES - 10.5%
CONSUMER DISCRETIONARY - 1.3%
Media - 0.9%
600,000	Comcast Corp., Bonds, 5.650% due 6/15/35	409,948
1,000,000	Walt Disney Co., Medium-Term Notes, Global Notes, 5.700% due 7/15/11	1,005,536

	Total Media	1,415,484

Specialty Retail - 0.4%
700,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	646,237

	TOTAL CONSUMER DISCRETIONARY	2,061,721

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
655,000	PepsiCo Inc., 5.000% due 6/1/18	566,885

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
750,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	710,269

FINANCIALS - 5.8%
Capital Markets - 1.0%
715,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	642,575
1,000,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10 (b)	135,000
1,000,000	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	870,895

	Total Capital Markets	1,648,470

Commercial Banks - 0.4%
700,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	699,549

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Consumer Finance - 1.4%
$1,000,000	American Express Credit Corp., Senior Notes, 5.000% due 12/2/10	$900,483
2,175,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	1,322,583

	Total Consumer Finance	2,223,066

Diversified Financial Services - 2.8%
1,000,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	859,506
1,000,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.000% due 3/22/11	922,722
750,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	692,080
650,000	IBM International Group Capital LLC, 5.050% due 10/22/12	635,001
700,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	691,576
540,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	431,591
190,000	Private Export Funding Corp., 4.974% due 8/15/13	194,157

	Total Diversified Financial Services	4,426,633

Insurance - 0.2%
675,000	Genworth Financial Inc., Notes, 6.500% due 6/15/34	259,926

	TOTAL FINANCIALS	9,257,644

HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
650,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	599,666
850,000	AstraZeneca PLC, 5.400% due 9/15/12	837,085
850,000	Johnson & Johnson, 5.150% due 8/15/12	884,548

	TOTAL HEALTH CARE	2,321,299

INDUSTRIALS - 0.4%
Road & Rail - 0.4%
650,000	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	578,815

MATERIALS - 0.3%
Chemicals - 0.3%
600,000	Potash Corp. of Saskatchewan Inc., Notes, 5.875% due 12/1/36	426,192

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
1,000,000	Verizon Communications Inc., Senior Notes, 5.350% due 2/15/11	978,109

	TOTAL CORPORATE BONDS & NOTES (Cost - $20,547,077)	16,900,934

MORTGAGE-BACKED SECURITIES - 11.5%
FHLMC - 6.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
592,978	6.000% due 9/1/37 (a)	592,366
	Gold:
4,410,889	5.000% due 3/1/19-7/1/35 (a)	4,262,351
1,336,783	4.500% due 6/1/21 (a)	1,273,372
2,454,533	6.000% due 2/1/22-2/1/36 (a)	2,454,814
1,027,840	6.500% due 1/1/37 (a)	1,042,680
1,067,372	5.500% due 2/1/37 (a)	1,041,677

	Total FHLMC	10,667,260

FNMA - 3.7%
	Federal National Mortgage Association (FNMA):
227	6.500% due 3/1/29 (a)	232
586,132	4.500% due 2/1/35 (a)	533,331
3,526,258	5.500% due 6/1/36-11/1/36 (a)	3,447,835
2,005,066	6.000% due 5/1/37-9/1/37 (a)	2,005,475

	Total FNMA	5,986,873

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
GNMA - 1.1%
$1,611,568	Government National Mortgage Association (GNMA) I, 5.000% due 12/15/35	$1,540,990
275,088	Government National Mortgage Association (GNMA) II, 7.000% due 11/20/36	276,797

	Total GNMA	1,817,787

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $18,625,946)	18,471,920

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.1%
U.S. Government Agencies - 3.9%
	Federal National Mortgage Association (FNMA):
303,000	Bonds, 6.625% due 11/15/30 (a)	343,485
	Notes:
982,000	4.625% due 10/15/13 (a)	1,002,596
2,029,000	5.000% due 4/15/15 (a)	2,074,212
1,303,000	4.875% due 12/15/16 (a)	1,277,183
1,587,000	5.375% due 6/12/17 (a)	1,606,958

	Total U.S. Government Agencies	6,304,434

U.S. Government Obligations - 0.2%
	U.S. Treasury Bonds:
47,000	8.875% due 8/15/17	62,282
200,000	6.000% due 2/15/26	228,047

	Total U.S. Government Obligations	290,329

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,542,219)	6,594,763

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $164,308,917)	151,291,698

SHORT-TERM INVESTMENT - 5.9%
Repurchase Agreement - 5.9%
9,394,281	Banc of America Securities LLC repurchase agreement dated 10/31/08, 0.100% due 11/3/08; Proceeds at maturity - $ 9,394,359; (Fully collateralized by U.S. government agency obligation, 2.500% due 3/17/09; Market value - $9,597,507) (Cost - $9,394,281)	9,394,281

	TOTAL INVESTMENTS - 100.1% (Cost - $173,703,198#)	160,685,979
	Liabilities in Excess of Other Assets - (0.1)%	(128,329)

	TOTAL NET ASSETS - 100.0%	$160,557,650

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

(b)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective February 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	October 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$160,685,979	$106,549,267	$54,136,712	—

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,511,383
Gross unrealized depreciation	(23,528,602)

Net unrealized depreciation	$(13,017,219)

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

During September, 2008 FASB Staff Position FAS 133-1 and FASB Intepretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: December 29, 2008